Other Accounts Payables (Details) - Schedule of financial statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of financial statements [Abstract]
Current Assets	$ 3	$ 184
Current liability	207	222
Royalties paid during the year
Expense (income) carried to profit or loss	$ (29)	$ (279)